Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 6,213,795	Royalties	UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit
#: 2
	260,109	Comm. Social Resp.	UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit
#: 3
	363,027	Taxes	UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit
#: 4
	$ 6,836,931		UNITED STATES	Colorado [Member]	Colowyo Mine Project [Member]	Coal [Member]	Open Pit